                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06044

Morgan Stanley European Equity Fund Inc.
              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: October 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY EUROPEAN EQUITY FUND INC. PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended October 31, 2004

TOTAL RETURN FOR THE 12-MONTHS ENDED OCTOBER 31, 2004

                                               MORGAN
                                              STANLEY
                                              CAPITAL     LIPPER
                                        INTERNATIONAL   EUROPEAN
                                               (MSCI)     REGION
                                               EUROPE      FUNDS
CLASS A   CLASS B   CLASS C   CLASS D        INDEX(1)   INDEX(2)
13.51%    13.73%    12.72%    13.86%         21.89%      21.71%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURNS ON PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX INFORMATION.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE.

MARKET CONDITIONS

The European equity markets performed well in the 12 months ended October 31, 2004. Investor optimism about corporate earnings supported the generally strong market performance early in the period. However, concerns over slowing economic growth in the U.S. and its sustainability both there and in Europe moderated the market's performance for the period as a whole. Although strong job reports in April and May did bolster the market briefly, concerns over possible tightening of interest rates by the Federal Reserve Open Market Committee curtailed this momentum. Investors' apprehension about moves by the Chinese government to restrain growth there by restricting credit and limiting investment also undermined investors' confidence.

This period saw the entrance of several new countries into the European Union. This larger membership further expanded the market base for many companies and made available a new labor force. Although this development offers many companies an opportunity to improve their profitability, it has also fostered concerns over job security and weakened consumer confidence. Business confidence also suffered, thanks to rising oil prices and the appreciation of the euro against the dollar. Despite these headwinds, European corporations grew their earnings as a result of steady expansion in the global economy.

Market performance varied by sector in this period. As a result of high oil prices the energy sector was one of the strongest performers, and utilities stocks also made especially strong gains. Semiconductor stocks underperformed considerably, however, due to overcapacity and slowing growth within the industry. The health-care equipment, real estate and telecommunication industries also suffered.

PERFORMANCE ANALYSIS

Morgan Stanley European Equity Fund underperformed the MSCI Europe Index and the Lipper European Region Funds Index for the 12 months ended October 31, 2004. A number of investment decisions in several sectors contributed to the Fund's underperformance. Stock selection within the hotels, restaurants and leisure sector was one detractor. Among the companies in this sector that did not meet investor expectations, Compass Group faced operational difficulties and issued a profit warning that greatly concerned investors. An underweighted position in the energy sector (relative to the MSCI Europe Index) taken to benefit the Fund from an expected decline in oil prices, also hindered performance when this decline did not occur. Stock selection in media companies also hampered the Fund's performance. Within this sector, BSkyB suffered when investors reacted adversely to company moves to add subscribers at the expense of its near-term margins.

Although these positions hurt the Fund's performance relative to its primary benchmark, the MSCI Europe Index, other holdings were beneficial and contributed strongly to the Fund's positive returns for the period. Stock selection in the food and staples retail sector helped the Fund, due in part to the solid performance of companies such as Tesco. This retail business has become the dominant player of its kind in the UK and has also seen excellent growth in Eastern Europe and Asia. Stock selection in the materials sector also boosted returns. Syngenta, a fertilizer and pesticides producer, made gains as investors reacted favorably to the return of capital to investors, while copper miner and producer Vedanta was helped by the improving demand for copper. Stock selection in the telecommunications sector provided further gains for the Fund. During the period, France Telecom benefited from aggressive restructuring and balance sheet adjustments that led to improved cash generation, moves which were viewed favorably by the market.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Novartis AG (Registered Shares)              3.8%
HSBC Holdings PLC                            3.8
Vodafone Group PLC                           3.2
Total S.A.                                   3.2
GlaxoSmithKline PLC                          3.0
UBS AG (Registered Shares)                   2.9
BP PLC                                       2.9
Royal Bank of Scotland Group PLC             2.9
France Telecom S.A.                          2.8
Royal Dutch Petroleum Co.                    2.5

TOP FIVE COUNTRIES

United Kingdom                              31.2%
Netherlands                                 15.0
France                                      13.3
Germany                                     11.7
Italy                                        6.8

DATA AS OF OCTOBER 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP TEN HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN SECURITIES ISSUED BY ISSUERS LOCATED IN EUROPEAN COUNTRIES. A COMPANY IS CONSIDERED TO BE LOCATED IN EUROPE IF (i) IT IS ORGANIZED UNDER THE LAWS OF A EUROPEAN COUNTRY AND HAS A PRINCIPAL OFFICE IN A EUROPEAN COUNTRY; (ii) IT DERIVES AT LEAST 50 PERCENT OF ITS TOTAL REVENUES FROM BUSINESSES IN EUROPE; OR (iii) ITS EQUITY SECURITIES ARE TRADED PRINCIPALLY ON A STOCK EXCHANGE IN EUROPE. THE PRINCIPAL COUNTRIES IN WHICH THE FUND INVESTS ARE THE UNITED KINGDOM, THE NETHERLANDS, FRANCE, GERMANY, ITALY, SPAIN, SWEDEN AND SWITZERLAND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED OCTOBER 31, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

FUND NAME CHANGE

EFFECTIVE DECEMBER 30, 2004, THE BOARD OF TRUSTEES OF MORGAN STANLEY EUROPEAN GROWTH FUND INC. APPROVED CHANGING THE NAME OF THE FUND TO "MORGAN STANLEY EUROPEAN EQUITY FUND INC." ALL REFERENCES TO "MORGAN STANLEY EUROPEAN GROWTH FUND INC." IN THE PROSPECTUS ARE HEREBY REPLACED WITH "MORGAN STANLEY EUROPEAN EQUITY FUND INC."

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

                                ($ IN THOUSANDS)

                     CLASS B~      MSCI EUROPE(1)           LIPPER(2)
October 31, 1994     $  10,000       $  10,000             $  10,000
October 31, 1995     $  11,683       $  11,321             $  10,922
October 31, 1996     $  14,285       $  13,298             $  12,892
October 31, 1997     $  17,057       $  16,754             $  15,839
October 31, 1998     $  19,730       $  20,617             $  18,266
October 31, 1999     $  22,856       $  23,198             $  21,332
October 31, 2000     $  25,153       $  23,417             $  24,668
October 31, 2001     $  19,700       $  18,067             $  18,217
October 31, 2002     $  17,117       $  15,560             $  15,890
October 31, 2003     $  19,687       $  19,319             $  19,802
October 31, 2004     $  22,389       $  23,549             $  24,101

ENDING VALUE

CLASS B~    MSCI EUROPE(1)   LIPPER(2)
---------   --------------   ---------
$  22,389        $  23,549   $  24,101

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED OCTOBER 31, 2004

                               CLASS A SHARES*       CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                              (SINCE 07/28/97)       (SINCE 06/01/90)       (SINCE 07/28/97)       (SINCE 07/28/97)
SYMBOL                                   EUGAX                  EUGBX                  EUGCX                  EUGDX
1 YEAR                                   13.51%(3)              13.73%(3)              12.72%(3)              13.86%(3)
                                          7.55(4)                8.73(4)               11.72(4)                  --
5 YEARS                                   0.12(3)               (0.41)(3)              (0.63)(3)               0.35(3)
                                         (0.96)(4)              (0.70)(4)              (0.63)(4)                 --
10 YEARS                                    --                   8.39(3)                  --                     --
                                            --                   8.39(4)                  --                     --
SINCE INCEPTION                           4.27(3)                8.58(3)                3.49(3)                4.67(3)
                                          3.50(4)                8.58(4)                3.49(4)                  --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, ITALY, THE NETHERLANDS, NORWAY, SPAIN, SWEDEN, SWITZERLAND, IRELAND, PORTUGAL, AND THE UNITED KINGDOM. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER EUROPEAN REGION FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER EUROPEAN REGION FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

~    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2004.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/04 - 10/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                          05/01/04 -
                                                                     05/01/04          10/31/04            10/31/04
                                                                   -------------     -------------      ---------------
CLASS A
Actual (3.59% return)                                                $  1,000.00       $  1,035.90             $   7.78
Hypothetical (5% annual return before expenses)                      $  1,000.00       $  1,017.50             $   7.71

CLASS B
Actual (3.65% return)                                                $  1,000.00       $  1,036.50             $   7.27
Hypothetical (5% annual return before expenses)                      $  1,000.00       $  1,018.00             $   7.20

CLASS C
Actual (3.24% return)                                                $  1,000.00       $  1,032.40             $  11.60
Hypothetical (5% annual return before expenses)                      $  1,000.00       $  1,013.72             $  11.49

CLASS D
Actual (3.76% return)                                                $  1,000.00       $  1,037.60             $   6.50
Hypothetical (5% annual return before expenses)                      $  1,000.00       $  1,018.75             $   6.44

----------
     * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.52%, 1.42%, 2.27% AND 1.27% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY EUROPEAN EQUITY FUND INC.
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2004

NUMBER OF
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS AND RIGHTS (97.4%)

               DENMARK (2.1%)
               BEVERAGES: ALCOHOLIC
     184,193   Carlsberg AS (Series B)                           $     8,574,709
               PHARMACEUTICALS: MAJOR                            ---------------

     140,293   Novo Nordisk AS (Series B)                              6,989,781
                                                                 ---------------
               TOTAL DENMARK                                          15,564,490
                                                                 ---------------
               FINLAND (3.5%)
               INFORMATION TECHNOLOGY
               SERVICES
     168,394   TietoEnator Oyj                                         4,737,159
                                                                 ---------------
               MULTI-LINE INSURANCE
     704,282   Sampo Oyj (A Shares)                                    8,411,281
                                                                 ---------------
               TELECOMMUNICATION EQUIPMENT
     781,636   Nokia Oyj                                              12,083,688
                                                                 ---------------
               TOTAL FINLAND                                          25,232,128
                                                                 ---------------
               FRANCE (13.3%)
               BROADCASTING
     197,706   M6 Metropole Television                                 5,162,312
                                                                 ---------------
               DATA PROCESSING SERVICES
     123,048   Atos Origin S.A.*                                       7,711,306
                                                                 ---------------
               ELECTRICAL PRODUCTS
     160,038   Schneider Electric S.A.                                10,620,847
                                                                 ---------------
               INTEGRATED OIL
     110,137   Total S.A.                                             22,955,646
                                                                 ---------------
               MAJOR BANKS
     219,654   BNP Paribas S.A.                                       14,984,498
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     701,577   France Telecom S.A.*                                   20,131,070
                                                                 ---------------
               MULTI-LINE INSURANCE
     404,583   AXA                                                     8,727,531
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
      81,686   Sanofi-Aventis                                          5,985,093
                                                                 ---------------
               TOTAL FRANCE                                           96,278,303
                                                                 ---------------
               GERMANY (11.7%)
               INDUSTRIAL CONGLOMERATES
     191,401   Siemens AG                                             14,280,839
                                                                 ---------------
               INVESTMENT BANKS/BROKERS
     127,963   Deutsche Boerse AG                                $     6,405,969
                                                                 ---------------
               MAJOR BANKS
      76,628   Deutsche Bank AG
                (Registered Shares)                                    5,838,880
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     689,866   Deutsche Telekom AG
                (Registered Shares)*                                  13,249,617
                                                                 ---------------
               MEDICAL/NURSING SERVICES
      90,295   Fresenius Medical Care AG                               6,927,613
                                                                 ---------------
               MOTOR VEHICLES
     231,441   Bayerische Motoren Werke
                (BMW) AG                                               9,810,531
     111,200   Volkswagen AG                                           4,951,106
                                                                 ---------------
                                                                      14,761,637
                                                                 ---------------
               MULTI-LINE INSURANCE
     121,059   Allianz AG (Registered Shares)                         12,907,069
                                                                 ---------------
               PACKAGED SOFTWARE
      63,923   SAP AG                                                 10,914,521
                                                                 ---------------
               TOTAL GERMANY                                          85,286,145
                                                                 ---------------
               ITALY (6.8%)
               INTEGRATED OIL
     499,392   ENI SpA                                                11,366,591
                                                                 ---------------
               MAJOR BANKS
     939,915   SanPaolo IMI SpA                                       11,946,581
   1,821,229   Unicredito Italiano SpA                                 9,804,271
                                                                 ---------------
                                                                      21,750,852
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
   2,679,285   Telecom Italia SpA                                      8,941,865
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS
   1,250,193   Telecom Italia Mobile
                SpA (T.I.M.)                                           7,385,633
                                                                 ---------------
               TOTAL ITALY                                            49,444,941
                                                                 ---------------
               NETHERLANDS (15.0%)
               AIR FREIGHT/COURIERS
     236,828   TPG NV                                                  5,735,637
                                                                 ---------------
               ELECTRONIC PRODUCTION EQUIPMENT
     561,707   ASML Holding NV*                                        8,022,906
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
               FINANCIAL CONGLOMERATES
     490,234   ING Groep NV (Share Certificates)                 $    13,007,391
                                                                 ---------------
               FOOD RETAIL
   1,242,031   Koninklijke Ahold NV*                                   8,639,727
                                                                 ---------------
               FOOD: SPECIALTY/CANDY
     396,100   Royal Numico NV*                                       13,381,547
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
     615,630   Koninklijke (Royal) Philips
                Electronics NV                                        14,602,673
                                                                 ---------------
               INTEGRATED OIL
     336,991   Royal Dutch Petroleum Co.                              18,352,474
                                                                 ---------------
               PUBLISHING: BOOKS/MAGAZINES
     252,098   VNU NV                                                  6,901,679
     683,992   Wolters Kluwer NV-CVA (Share Certificates)             12,498,328
                                                                 ---------------
                                                                      19,400,007
                                                                 ---------------
               SEMICONDUCTORS
     403,199   STMicroelectronics NV                                   7,449,995
                                                                 ---------------
               TOTAL NETHERLANDS                                     108,592,357
                                                                 ---------------
               SPAIN (5.4%)
               ENGINEERING & CONSTRUCTION
     493,611   ACS Actividades de
                Construccion y Servicios S.A.                          9,587,630
                                                                 ---------------
               MAJOR BANKS
     751,653   Banco Bilbao Vizcaya
                Argentaria, S.A.                                      11,822,006
     418,221   Banco Santander Central
                Hispano, S.A.                                          4,679,318
                                                                 ---------------
                                                                      16,501,324
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     772,321   Telefonica S.A.                                        12,779,115
                                                                 ---------------
               TOTAL SPAIN                                            38,868,069
                                                                 ---------------
               SWEDEN (1.7%)
               METAL FABRICATIONS
     319,261   SKF AB (B Shares)                                      12,402,426
                                                                 ---------------
               SWITZERLAND (6.7%)
               FINANCIAL CONGLOMERATES
     292,305   UBS AG (Registered Shares)                             21,114,859
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
     576,062   Novartis AG (Registered Shares)                   $    27,532,552
                                                                 ---------------
               TOTAL SWITZERLAND                                      48,647,411
                                                                 ---------------
               UNITED KINGDOM (31.2%)
               ADVERTISING/MARKETING SERVICES
     544,497   WPP Group PLC                                           5,466,317
                                                                 ---------------
               CABLE/SATELLITE TV
   1,589,870   British Sky Broadcasting
                Group PLC                                             14,851,206
                                                                 ---------------
               CHEMICALS: SPECIALTY
     517,914   BOC Group PLC                                           8,343,848
                                                                 ---------------
               ELECTRIC UTILITIES
   1,895,256   International Power PLC*                                5,596,648
                                                                 ---------------
               FOOD RETAIL
   1,257,922   Tesco PLC                                               6,632,004
                                                                 ---------------
               FOOD: MAJOR DIVERSIFIED
     570,849   Unilever PLC                                            4,813,302
                                                                 ---------------
               HOTELS/RESORTS/CRUISELINES
     137,703   Carnival PLC                                            7,290,319
                                                                 ---------------
               INTEGRATED OIL
   2,153,011   BP PLC                                                 20,863,053
     742,378   Shell Transport & Trading Co. PLC                       5,847,071
                                                                 ---------------
                                                                      26,710,124
                                                                 ---------------
               INVESTMENT MANAGERS
   1,376,065   Amvescap PLC                                            7,457,103
                                                                 ---------------
               LIFE/HEALTH INSURANCE
   1,499,594   Prudential PLC                                         11,032,790
     219,592   Prudential PLC (Rights)*                                  371,119
                                                                 ---------------
                                                                      11,403,909
                                                                 ---------------
               MAJOR BANKS
   1,110,168   Barclays PLC                                           10,849,494
   1,697,516   HSBC Holdings PLC                                      27,425,773
     703,735   Royal Bank of Scotland Group PLC                       20,748,817
     174,968   Standard Chartered PLC                                  3,128,987
                                                                 ---------------
                                                                      62,153,071
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
               MEDICAL SPECIALTIES
     833,559   Smith & Nephew PLC                                $     7,082,022
                                                                 ---------------
               OTHER METALS/MINERALS
     995,873   Vedanta Resources PLC                                   6,540,172
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
     168,836   AstraZeneca PLC                                         6,922,587
   1,050,959   GlaxoSmithKline PLC                                    22,144,116
                                                                 ---------------
                                                                      29,066,703
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS
   9,199,400   Vodafone Group PLC                                     23,574,520
                                                                 ---------------
               TOTAL UNITED KINGDOM                                  226,981,268
                                                                 ---------------
               TOTAL COMMON STOCKS AND RIGHTS
                (COST $573,251,088)                                  707,297,538
                                                                 ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
------------
               SHORT TERM INVESTMENT (0.1%)
               REPURCHASE AGREEMENT
$        794   Joint repurchase agreement
                account 1.82% due
                11/01/04 (dated 10/29/04;
                proceeds $794,120) (a)
                (COST $794,000)                                          794,000
                                                                 ---------------
TOTAL INVESTMENTS
 (COST $574,045,088) (b)                                  97.5%      708,091,538
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                               2.5        18,079,283
                                                         -----   ---------------
NET ASSETS                                               100.0%  $   726,170,821
                                                         =====   ===============

----------
      *   NON-INCOME PRODUCING SECURITY.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $579,613,583. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $135,762,722 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $7,284,767, RESULTING IN NET UNREALIZED APPRECIATION OF $128,477,955.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT OCTOBER 31, 2004:

CONTRACT          IN EXCHANGE    DELIVERY     UNREALIZED
TO DELIVER            FOR          DATE      DEPRECIATION
---------------------------------------------------------
EUR  3,900,159    $ 4,972,733    11/01/04    $  (14,399)

CURRENCY ABBREVIATION:
EUR    Euro.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN EQUITY FUND INC.
SUMMARY OF INVESTMENTS - OCTOBER 31, 2004

                                                                     PERCENT OF
INDUSTRY                                                 VALUE       NET ASSETS
-------------------------------------------------------------------------------
Major Banks                                          $ 121,228,625         16.7%
Integrated Oil                                          79,384,835         10.9
Pharmaceuticals: Major                                  69,574,129          9.6
Major Telecommunications                                55,101,667          7.6
Financial Conglomerates                                 34,122,250          4.7
Wireless
 Telecommunications                                     30,960,153          4.3
Multi-Line Insurance                                    30,045,881          4.1
Industrial Conglomerates                                28,883,512          4.0
Publishing: Books/
 Magazines                                              19,400,007          2.7
Food Retail                                             15,271,731          2.1
Cable/Satellite TV                                      14,851,206          2.0
Motor Vehicles                                          14,761,637          2.0
Food: Specialty/Candy                                   13,381,547          1.8
Metal Fabrications                                      12,402,426          1.7
Telecommunication
 Equipment                                              12,083,688          1.7
Life/Health Insurance                                   11,403,909          1.6
Packaged Software                                       10,914,521          1.5
Electrical Products                                     10,620,847          1.5
Engineering & Construction                               9,587,630          1.3
Beverages: Alcoholic                                     8,574,709          1.2
Chemicals: Specialty                                     8,343,848          1.1
Electronic Production
 Equipment                                               8,022,906          1.1
Data Processing Services                                 7,711,306          1.1
Investment Managers                                      7,457,103          1.0
Semiconductors                                           7,449,995          1.0
Hotels/Resorts/Cruiselines                               7,290,319          1.0
Medical Specialties                                      7,082,022          1.0
Medical/Nursing Services                                 6,927,613          1.0
Other Metals/Minerals                                    6,540,172          0.9
Investment Banks/Brokers                                 6,405,969          0.9
Air Freight/Couriers                                     5,735,637          0.8
Electric Utilities                                       5,596,648          0.8
Advertising/Marketing
 Services                                                5,466,317          0.7
Broadcasting                                             5,162,312          0.7
Food: Major Diversified                                  4,813,302          0.7
Information Technology
 Services                                            $   4,737,159          0.6%
Repurchase Agreement                                       794,000          0.1
                                                     -------------   ----------
                                                     $ 708,091,538*        97.5%
                                                     =============   ==========
TYPE OF INVESTMENT

Common Stocks                                        $ 706,926,419         97.3%
Short-Term Investment                                      794,000          0.1
Rights                                                     371,119          0.1
                                                     -------------   ----------
                                                     $ 708,091,538*        97.5%
                                                     =============   =========

----------
     * DOES NOT INCLUDE OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED DEPRECIATION OF $14,399.

                        See Notes to Financial Statements

MORGAN STANLEY EUROPEAN EQUITY FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004

ASSETS:
Investments in securities, at value (cost $574,045,088)                            $  708,091,538
Cash                                                                                    4,091,724
Receivable for:
  Investments sold                                                                     22,456,551
  Foreign withholding taxes reclaimed                                                   1,045,425
  Dividends                                                                               406,657
  Capital stock sold                                                                       77,636
Prepaid expenses and other assets                                                          32,188
Receivable from affiliate                                                                 509,258
                                                                                   --------------
    TOTAL ASSETS                                                                      736,710,977
                                                                                   --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts                         14,399
Payable to bank                                                                         2,465,754
Payable for:
  Investments purchased                                                                 5,710,228
  Capital stock redeemed                                                                  976,001
  Distribution fee                                                                        595,914
  Investment management fee                                                               571,332
Accrued expenses and other payables                                                       206,528
                                                                                   --------------
    TOTAL LIABILITIES                                                                  10,540,156
                                                                                   --------------
    NET ASSETS                                                                     $  726,170,821
                                                                                   ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                    $  830,233,025
Net unrealized appreciation                                                           134,254,111
Accumulated undistributed net investment income                                         6,548,399
Accumulated net realized loss                                                        (244,864,714)
                                                                                   --------------
    NET ASSETS                                                                     $  726,170,821
                                                                                   ==============
CLASS A SHARES:
Net Assets                                                                         $   15,264,872
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                             1,018,036
    NET ASSET VALUE PER SHARE                                                      $        14.99
                                                                                   ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                $        15.82
                                                                                   ==============
CLASS B SHARES:
Net Assets                                                                         $  687,087,931
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                            47,381,911
    NET ASSET VALUE PER SHARE                                                      $        14.50
                                                                                   ==============
CLASS C SHARES:
Net Assets                                                                         $   16,921,623
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                             1,179,340
    NET ASSET VALUE PER SHARE                                                      $        14.35
                                                                                   ==============
CLASS D SHARES:
Net Assets                                                                         $    6,896,395
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                               446,316
    Net Asset Value Per Share                                                      $        15.45
                                                                                   ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2004

NET INVESTMENT INCOME:
INCOME
Dividends (net of $2,553,057 foreign withholding tax)                              $   18,310,918
Interest                                                                                  129,371
                                                                                   --------------
    TOTAL INCOME                                                                       18,440,289
                                                                                   --------------
EXPENSES
Investment management fee                                                               7,732,568
Distribution fee (Class A shares)                                                          39,883
Distribution fee (Class B shares)                                                       4,774,965
Distribution fee (Class C shares)                                                         184,278
Transfer agent fees and expenses                                                        1,499,500
Custodian fees                                                                            281,526
Shareholder reports and notices                                                           137,420
Registration fees                                                                          91,210
Professional fees                                                                          80,099
Directors' fees and expenses                                                               15,507
Other                                                                                      44,376
                                                                                   --------------
    TOTAL EXPENSES                                                                     14,881,332
Less: distribution fee rebate (Class B shares)                                         (4,253,481)
                                                                                   --------------
    NET EXPENSES                                                                       10,627,851
                                                                                   --------------
    NET INVESTMENT INCOME                                                               7,812,438
                                                                                   --------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN/LOSS ON:
Investments                                                                            91,500,051
Foreign exchange transactions                                                          (1,113,672)
                                                                                   --------------
    NET REALIZED GAIN                                                                  90,386,379
                                                                                   --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                            10,254,839
Translation of forward foreign currency contracts, other
  assets and liabilities denominated in foreign currencies                                117,606
                                                                                   --------------
    NET APPRECIATION                                                                   10,372,445
                                                                                   --------------
    NET GAIN                                                                          100,758,824
                                                                                   --------------
NET INCREASE                                                                       $  108,571,262
                                                                                   ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE YEAR       FOR THE YEAR
                                                                                        ENDED              ENDED
                                                                                   OCTOBER 31, 2004   OCTOBER 31, 2003
                                                                                   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                              $      7,812,438   $      2,944,962
Net realized gain (loss)                                                                 90,386,379        (35,065,578)
Net change in unrealized appreciation                                                    10,372,445        152,054,048
                                                                                   ----------------   ----------------

    NET INCREASE                                                                        108,571,262        119,933,432
                                                                                   ----------------   ----------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                             (125,548)                --
Class B shares                                                                           (2,575,184)                --
Class C shares                                                                              (13,766)                --
Class D shares                                                                             (445,988)                --
                                                                                   ----------------   ----------------

    TOTAL DIVIDENDS                                                                      (3,160,486)                --
                                                                                   ----------------   ----------------

Net decrease from capital stock transactions                                           (234,452,558)      (213,539,916)
                                                                                   ----------------   ----------------

    NET DECREASE                                                                       (129,041,782)       (93,606,484)

NET ASSETS:
Beginning of period                                                                     855,212,603        948,819,087
                                                                                   ----------------   ----------------
END OF PERIOD
(Including accumulated undistributed net investment income of
$6,548,399 and $3,010,119, respectively)                                           $    726,170,821   $    855,212,603
                                                                                   ================   ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN EQUITY FUND INC.
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley European Equity Fund Inc. (the "Fund"), formerly Morgan Stanley European Growth Fund Inc. (the Fund's name changed effective December 30, 2004), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), affiliates of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Manager using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of net assets not exceeding $500 million; 0.90% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.85% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.825% to the portion of daily net assets in excess of $3 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $3,093,027 for the year ended October 31, 2004.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of October 31, 2004.

For the year ended the October 31, 2004 , the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $4,253,481. Included in the Statement of Assets and Liabilities is a receivable from affiliate which represents a distribution fee rebate due to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $915, $454,789 and $961, respectively and received $39,672 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2004 aggregated $727,346,018 and $964,631,830, respectively.

Included in the aforementioned transactions are sales of $706,333 with other Morgan Stanley funds, including a net realized gain of $80,390.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor, and Distributor, is the Fund's transfer agent. At October 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $29,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended October 31, 2004 included in Directors' fees and expenses in the Statement of Operations amounted to $6,893. At October 31, 2004, the Fund had an accrued pension liability of $60,323 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2004, investments in securities of issuers in the United Kingdom represented 31.2% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

6. CAPITAL STOCK
Transactions in capital stock were as follows:

                                      FOR THE YEAR                        FOR THE YEAR
                                         ENDED                               ENDED
                                   OCTOBER 31, 2004                    OCTOBER 31, 2003
                           ---------------------------------   ---------------------------------
                                SHARES            AMOUNT            SHARES           AMOUNT
                           ---------------   ---------------   ---------------   ---------------
CLASS A SHARES
Sold                               344,522   $     5,072,788        20,595,524   $   240,024,811
Reinvestment of dividends            7,674           110,742                --                --
Redeemed                          (583,125)       (8,530,247)      (20,936,181)     (248,059,299)
                           ---------------   ---------------   ---------------   ---------------
Net decrease -- Class A           (230,929)       (3,346,717)         (340,657)       (8,034,488)
                           ---------------   ---------------   ---------------   ---------------
CLASS B SHARES
Sold                             1,239,609        17,507,893         2,602,222        28,926,477
Reinvestment of dividends          166,797         2,323,489                --                --
Redeemed                       (14,834,405)     (208,156,645)      (20,026,785)     (225,759,996)
                           ---------------   ---------------   ---------------   ---------------
Net decrease -- Class B        (13,427,999)     (188,325,263)      (17,424,563)     (196,833,519)
                           ---------------   ---------------   ---------------   ---------------
CLASS C SHARES
Sold                               117,097         1,647,604           818,242         9,094,822
Reinvestment of dividends              941            13,081                --                --
Redeemed                          (397,311)       (5,549,360)       (1,239,678)      (13,947,336)
                           ---------------   ---------------   ---------------   ---------------
Net decrease -- Class C           (279,273)       (3,888,675)         (421,436)       (4,852,514)
                           ---------------   ---------------   ---------------   ---------------
CLASS D SHARES
Sold                               128,108         1,938,286         4,540,208        51,606,931
Reinvestment of dividends            4,805            71,313                --                --
Redeemed                        (2,784,964)      (40,901,502)       (4,799,575)      (55,426,326)
                           ---------------   ---------------   ---------------   ---------------
Net decrease -- Class D         (2,652,051)      (38,891,903)         (259,367)       (3,819,395)
                           ---------------   ---------------   ---------------   ---------------
Net decrease in Fund           (16,590,252)  $  (234,452,558)      (18,446,023)  $  (213,539,916)
                           ===============   ===============   ===============   ===============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                              FOR THE YEAR       FOR THE YEAR
                                                  ENDED              ENDED
                                            OCTOBER 31, 2004   OCTOBER 31, 2003
                                            ----------------   ----------------
Ordinary income                             $      3,160,486                 --
                                            ================   ================

As of October 31, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income               $     6,668,351
Undistributed long-term gains                            --
                                            ---------------
Net accumulated earnings                          6,668,351
Foreign tax credit pass-through                   2,584,789
Capital loss carryforward*                     (239,296,219)
Temporary differences                            (2,704,741)
Net unrealized appreciation                     128,685,616
                                            ---------------
Total accumulated losses                    $  (104,062,204)
                                            ===============

*During the year ended October 31, 2004, the Fund utilized $81,863,985 of its net capital loss carryforward. As of October 31, 2004, the Fund had a net capital loss carryforward of $239,296,219 of which $81,217,815 will expire on October 31, 2009, $103,743,465 will expire on October 31, 2010 and $54,334,939 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and foreign tax credit pass-through and permanent book/tax differences attributable to foreign currency losses. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $1,113,672.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY EUROPEAN EQUITY FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                          FOR THE YEAR ENDED OCTOBER 31,
                                           ------------------------------------------------------------
                                              2004        2003        2002         2001         2000
                                           ----------  ----------  ----------   ----------   ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $    13.30  $    11.51  $    13.35   $    20.17   $    20.70
                                           ----------  ----------  ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income++                        0.11        0.12        0.06         0.07         0.05
  Net realized and unrealized gain
   (loss)                                        1.68        1.67       (1.67)       (3.71)        2.34
                                           ----------  ----------  ----------   ----------   ----------
Total income (loss) from investment
 operations                                      1.79        1.79       (1.61)       (3.64)        2.39
                                           ----------  ----------  ----------   ----------   ----------

Less dividends and distributions from:
  Net investment income                         (0.10)          -       (0.23)           -            -
  Net realized gain                                 -           -           -        (3.18)       (2.92)
                                           ----------  ----------  ----------   ----------   ----------
Total dividends and distributions               (0.10)          -       (0.23)       (3.18)       (2.92)
                                           ----------  ----------  ----------   ----------   ----------

Net asset value, end of period             $    14.99  $    13.30  $    11.51   $    13.35   $    20.17
                                           ==========  ==========  ==========   ==========   ==========

TOTAL RETURN+                                   13.51%      15.55%     (12.41)%     (21.07)%      10.92%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                         1.43%       1.45%       1.38 %       1.27 %       1.29%
Net investment income                            0.79%       0.79%       0.41 %       0.43 %       0.23%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $   15,265  $   16,612  $   18,294   $   22,604   $   53,012
Portfolio turnover rate                            89%         89%         51 %         86 %         71%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                             FOR THE YEAR ENDED OCTOBER 31,
                                           ------------------------------------------------------------------
                                              2004           2003           2002         2001         2000
                                           ----------     ----------     ----------   ----------   ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $    12.79     $    11.12     $    12.88   $    19.70   $    20.41
                                           ----------     ----------     ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income (loss)++                 0.13           0.03          (0.05)       (0.06)       (0.11)
  Net realized and unrealized gain
   (loss)                                        1.62           1.64          (1.62)       (3.58)        2.32
                                           ----------     ----------     ----------   ----------   ----------
Total income (loss) from investment
 operations                                      1.75           1.67          (1.67)       (3.64)        2.21
                                           ----------     ----------     ----------   ----------   ----------

Less dividends and distributions from:
  Net investment income                         (0.04)             -          (0.09)           -            -
  Net realized gain                                 -              -              -        (3.18)       (2.92)
                                           ----------     ----------     ----------   ----------   ----------
Total dividends and distributions               (0.04)             -          (0.09)       (3.18)       (2.92)
                                           ----------     ----------     ----------   ----------   ----------

Net asset value, end of period             $    14.50     $    12.79     $    11.12   $    12.88   $    19.70
                                           ==========     ==========     ==========   ==========   ==========

TOTAL RETURN+                                   13.73%         15.02%        (13.11)%     (21.68)%      10.05 %

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                         1.26%(2)       1.94%(2)       2.15 %       2.10 %       2.05 %
Net investment income (loss)                     0.96%(2)       0.30%(2)      (0.36)%      (0.40)%      (0.53)%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions     $      687     $      778     $      870   $    1,335   $    2,206
Portfolio turnover rate                            89%            89%            51%          86%          71%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE DISTRIBUTOR HAD NOT REBATED A PORTION OF ITS FEES TO THE FUND, THE EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                    EXPENSE   NET INVESTMENT
     PERIOD ENDED                    RATIO     INCOME RATIO
     ------------                   -------   --------------
     OCTOBER 31, 2004                  1.82%            0.40%
     OCTOBER 31, 2003                  2.20             0.04

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                          FOR THE YEAR ENDED OCTOBER 31,
                                           ------------------------------------------------------------
                                              2004        2003        2002         2001         2000
                                           ----------  ----------  ----------   ----------   ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $    12.74  $    11.11  $    12.85   $    19.67   $    20.38
                                           ----------  ----------  ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income (loss)++                 0.00        0.00       (0.04)       (0.06)       (0.11)
  Net realized and unrealized gain
   (loss)                                        1.62        1.63       (1.61)       (3.58)        2.32
                                           ----------  ----------  ----------   ----------   ----------
Total income (loss) from investment
 operations                                      1.62        1.63       (1.65)       (3.64)        2.21
                                           ----------  ----------  ----------   ----------   ----------

Less dividends and distributions from:
  Net investment income                         (0.01)          -       (0.09)           -            -
  Net realized gain                                 -           -           -        (3.18)       (2.92)
                                           ----------  ----------  ----------   ----------   ----------
Total dividends and distributions               (0.01)          -       (0.09)       (3.18)       (2.92)
                                           ----------  ----------  ----------   ----------   ----------

Net asset value, end of period             $    14.35  $    12.74  $    11.11   $    12.85   $    19.67
                                           ==========  ==========  ==========   ==========   ==========

TOTAL RETURN+                                   12.72%      14.67%     (12.98)%     (21.76)%      10.11 %

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                         2.19%       2.20%       2.08 %       2.10 %       2.05 %
Net investment income (loss)                     0.03%       0.04%      (0.29)%      (0.40)%      (0.53)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $   16,922  $   18,581  $   20,881   $   29,075   $   46,886
Portfolio turnover rate                            89%         89%         51 %         86 %         71 %

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                          FOR THE YEAR ENDED OCTOBER 31,
                                           ------------------------------------------------------------
                                              2004        2003        2002         2001         2000
                                           ----------  ----------  ----------   ----------   ----------
CLASS D SHARES
Selected Per Share Data:
Net asset value, beginning of period       $    13.70  $    11.83  $    13.73   $    20.61   $    21.05
                                           ----------  ----------  ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income++                        0.20        0.13        0.09         0.10         0.12
  Net realized and unrealized gain
   (loss)                                        1.69        1.74       (1.72)       (3.80)        2.36
                                           ----------  ----------  ----------   ----------   ----------
Total income (loss) from investment
 operations                                      1.89        1.87       (1.63)       (3.70)        2.48
                                           ----------  ----------  ----------   ----------   ----------
Less dividends and distributions from:
  Net investment income                         (0.14)          -       (0.27)           -            -
  Net realized gain                                 -           -           -        (3.18)       (2.92)
                                           ----------  ----------  ----------   ----------   ----------
Total dividends and distributions               (0.14)          -       (0.27)       (3.18)       (2.92)
                                           ----------  ----------  ----------   ----------   ----------

Net asset value, end of period             $    15.45  $    13.70  $    11.83   $    13.73   $    20.61
                                           ==========  ==========  ==========   ==========   ==========

TOTAL RETURN+                                   13.86%      15.81%     (12.20)%     (20.95)%      11.19%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                         1.19%       1.20%       1.15 %       1.10 %       1.05%
Net investment income                            1.03%       1.04%       0.64 %       0.60 %       0.47%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $    6,896  $   42,454  $   39,716   $   49,539   $   54,016
Portfolio turnover rate                            89%         89%         51 %         86 %         71%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN EQUITY FUND INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
DIRECTORS OF MORGAN STANLEY EUROPEAN EQUITY FUND INC.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley European Equity Fund Inc. (the "Fund"), formerly Morgan Stanley European Growth Fund, Inc., including the portfolio of investments, as of October 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley European Equity Fund Inc., formerly Morgan Stanley European Growth Fund. Inc., as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 30, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

Of the amounts paid by the Fund during the fiscal year ended October 31, 2004 that were reported to individuals as ordinary dividends, 100% qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Additionally, please note that the Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.04 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.09 per share with respect to this election.

MORGAN STANLEY EUROPEAN EQUITY FUND INC.
DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTORS:

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT DIRECTOR            REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY DIRECTOR***   HELD BY DIRECTOR
---------------------------------------  -----------  ------------  -------------------------  -------------  ---------------------
Michael Bozic (63)                       Director     Since         Private Investor;          208            Director of Weirton
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Director or Trustee of                    Steel Corporation.
Counsel to the Independent Director                                 the Retail Funds (since
919 Third Avenue                                                    April 1994) and the
New York, NY                                                        Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Vice Chairman of
                                                                    Kmart Corporation
                                                                    (December 1998-October
                                                                    2000), Chairman and Chief
                                                                    Executive Officer of
                                                                    Levitz Furniture
                                                                    Corporation (November
                                                                    1995-November 1998) and
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    Hills Department Stores
                                                                    (May 1991-July 1995);
                                                                    formerly variously
                                                                    Chairman, Chief Executive
                                                                    Officer, President and
                                                                    Chief Operating Officer
                                                                    (1987-1991) of the Sears
                                                                    Merchandise Group of
                                                                    Sears, Roebuck & Co.

Edwin J. Garn (72)                       Director     Since         Managing Director of       208            Director of Franklin
c/o Summit Ventures LLC                               January 1993  Summit Ventures LLC;                      Covey (time
1 Utah Center                                                       Director or Trustee of                    management systems),
201 S. Main Street                                                  the Retail Funds (since                   BMW Bank of North
Salt Lake City, UT                                                  January 1993) and the                     America, Inc.
                                                                    Institutional Funds                       (industrial loan
                                                                    (since July 2003); member                 corporation), United
                                                                    of the Utah Regional                      Space Alliance (joint
                                                                    Advisory Board of Pacific                 venture between
                                                                    Corp.; formerly United                    Lockheed Martin and
                                                                    States Senator (R-Utah)                   the Boeing Company)
                                                                    (1974-1992) and Chairman,                 and Nuskin Asia
                                                                    Senate Banking Committee                  Pacific (multilevel
                                                                    (1980-1986), Mayor of                     marketing); member of
                                                                    Salt Lake City, Utah                      the board of various
                                                                    (1971-1974), Astronaut,                   civic and charitable
                                                                    Space Shuttle Discovery                   organizations.
                                                                    (April 12-19, 1985), and
                                                                    Vice Chairman, Huntsman
                                                                    Corporation (chemical
                                                                    company).

Wayne E. Hedien (70)                     Director     Since         Retired; Director or       208            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail                     Group Inc. (private
Counsel to the Independent Directors                  1997          Funds (since September                    mortgage insurance);
919 Third Avenue                                                    1997) and the                             Trustee and Vice
New York, NY                                                        Institutional Funds                       Chairman of The Field
                                                                    (since July 2003);                        Museum of Natural
                                                                    formerly associated with                  History; director of
                                                                    the Allstate Companies                    various other
                                                                    (1966-1994), most                         business and
                                                                    recently as Chairman of                   charitable
                                                                    The Allstate Corporation                  organizations.
                                                                    (March 1993-December
                                                                    1994) and Chairman and
                                                                    Chief Executive Officer
                                                                    of its wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT DIRECTOR            REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY DIRECTOR***   HELD BY DIRECTOR
---------------------------------------  -----------  ------------  -------------------------  -------------  ---------------------
Dr. Manuel H. Johnson (55)               Director     Since         Senior Partner, Johnson    208            Director of NVR, Inc.
c/o Johnson Smick International, Inc.                 July 1991     Smick International,                      (home construction);
2099 Pennsylvania Avenue, N.W.                                      Inc., a consulting firm;                  Chairman and Trustee
Suite 950                                                           Chairman of the Audit                     of the Financial
Washington, D.C.                                                    Committee and Director or                 Accounting Foundation
                                                                    Trustee of the Retail                     (oversight
                                                                    Funds (since July 1991)                   organization of the
                                                                    and the Institutional                     Financial Accounting
                                                                    Funds (since July 2003);                  Standards Board);
                                                                    Co-Chairman and a founder                 Director of RBS
                                                                    of the Group of Seven                     Greenwich Capital
                                                                    Council (G7C), an                         Holdings (financial
                                                                    international economic                    holding company).
                                                                    commission; formerly Vice
                                                                    Chairman of the Board of
                                                                    Governors of the Federal
                                                                    Reserve System and
                                                                    Assistant Secretary of
                                                                    the U.S. Treasury.

Joseph J. Kearns (62)                    Director     Since         President, Kearns &        209            Director of Electro
PMB754                                                July 2003     Associates LLC                            Rent Corporation
23852 Pacific Coast Highway                                         (investment consulting);                  (equipment leasing),
Malibu, CA                                                          Deputy Chairman of the                    The Ford Family
                                                                    Audit Committee and                       Foundation, and the
                                                                    Director or Trustee of                    UCLA Foundation.
                                                                    the Retail Funds (since
                                                                    July 2003) and the
                                                                    Institutional Funds
                                                                    (since August 1994);
                                                                    previously Chairman of
                                                                    the Audit Committee of
                                                                    the Institutional Funds
                                                                    (October 2001-July 2003);
                                                                    formerly CFO of the J.
                                                                    Paul Getty Trust.

Michael E. Nugent (68)                   Director     Since         General Partner of         208            Director of various
c/o Triumph Capital, L.P.                             July 1991     Triumph Capital, L.P., a                  business
445 Park Avenue                                                     private investment                        organizations.
New York, NY                                                        partnership; Chairman of
                                                                    the Insurance Committee
                                                                    and Director or Trustee
                                                                    of the Retail Funds
                                                                    (since July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2001);
                                                                    formerly Vice President,
                                                                    Bankers Trust Company and
                                                                    BT Capital Corporation
                                                                    (1984-1988).

Fergus Reid (72)                         Director     Since         Chairman of Lumelite       209            Trustee and Director
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                     of certain investment
85 Charles Colman Blvd.                                             Chairman of the                           companies in the
Pawling, NY                                                         Governance Committee and                  JPMorgan Funds
                                                                    Director or Trustee of                    complex managed by
                                                                    the Retail Funds (since                   J.P. Morgan
                                                                    July 2003) and the                        Investment Management
                                                                    Institutional Funds                       Inc.
                                                                    (since June 1992).

INTERESTED DIRECTORS:

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN      OTHER DIRECTORSHIPS
          INDERESTED DIRECTOR            REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY DIRECTOR***   HELD BY DIRECTOR
---------------------------------------  -----------  ------------  -------------------------  -------------  ---------------------
Charles A. Fiumefreddo (71)              Chairman of  Since         Chairman and Director or   208            None
c/o Morgan Stanley Trust                 the Board    July 1991     Trustee of the Retail
Harborside Financial Center,             and                        Funds (since July 1991)
Plaza Two,                               Director                   and the Institutional
Jersey City, NJ                                                     Funds (since July 2003);
                                                                    formerly Chief Executive
                                                                    Officer of the Retail
                                                                    Funds (until September
                                                                    2002).

James F. Higgins (56)                    Director     Since         Director or Trustee of     208            Director of AXA
c/o Morgan Stanley Trust                              June 2000     the Retail Funds (since                   Financial, Inc. and
Harborside Financial Center,                                        June 2000) and the                        The Equitable Life
Plaza Two,                                                          Institutional Funds                       Assurance Society of
Jersey City, NJ                                                     (since July 2003); Senior                 the United States
                                                                    Advisor of Morgan Stanley                 (financial services).
                                                                    (since August 2000);
                                                                    Director of the
                                                                    Distributor and Dean
                                                                    Witter Realty Inc.;
                                                                    previously President and
                                                                    Chief Operating Officer
                                                                    of the Private Client
                                                                    Group of Morgan Stanley
                                                                    (May 1999-August 2000),
                                                                    and President and Chief
                                                                    Operating Officer of
                                                                    Individual Securities of
                                                                    Morgan Stanley (February
                                                                    1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                           TERM OF
                                   POSITION(S)           OFFICE AND
  NAME, AGE AND ADDRESS OF          HELD WITH             LENGTH OF
     EXECUTIVE OFFICER              REGISTRANT           TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------   -------------------   -------------------   ------------------------------------------------------
Mitchell M. Merin (51)         President             Since May 1999        President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                                Stanley Investment Management Inc.; President,
New York, NY                                                               Director and Chief Executive Officer of the Investment
                                                                           Manager and Morgan Stanley Services; Chairman and
                                                                           Director of the Distributor; Chairman and Director of
                                                                           the Transfer Agent; Director of various Morgan Stanley
                                                                           subsidiaries; President of the Institutional Funds
                                                                           (since July 2003) and President of the Retail Funds
                                                                           (since May 1999); Trustee (since July 2003) and
                                                                           President (since December 2002) of the Van Kampen
                                                                           Closed-End Funds; Trustee (since May 1999) and
                                                                           President (since October 2002) of the Van Kampen
                                                                           Open-End Funds.

Ronald E. Robison (65)         Executive Vice        Since                 Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas    President and         April 2003            November 2003); Managing Director of Morgan Stanley &
New York, NY                   Principal                                   Co. Incorporated, Managing Director of Morgan Stanley;
                               Executive                                   Managing Director, Chief Administrative Officer and
                               Officer                                     Director of the Investment Manager and Morgan Stanley
                                                                           Services; Chief Executive Officer and Director of the
                                                                           Transfer Agent; Managing Director and Director of the
                                                                           Distributor; Executive Vice President and Principal
                                                                           Executive Officer of the Institutional Funds (since
                                                                           July 2003) and the Retail Funds (since April 2003);
                                                                           Director of Morgan Stanley SICAV (since May 2004);
                                                                           previously President and Director of the Retail Funds
                                                                           (March 2001-July 2003) and Chief Global Operations
                                                                           Officer and Managing Director of Morgan Stanley
                                                                           Investment Management Inc.

Joseph J. McAlinden (61)       Vice President        Since July 1995       Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                                Investment Manager and Morgan Stanley Investment
New York, NY                                                               Management Inc., Director of the Transfer Agent, Chief
                                                                           Investment Officer of the Van Kampen Funds; Vice
                                                                           President of the Institutional Funds (since July 2003)
                                                                           and the Retail Funds (since July 1995).

Barry Fink (49)                Vice President        Since                 General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                          February 1997         (since December 2000) of Morgan Stanley Investment
New York, NY                                                               Management; Managing Director (since December 2000),
                                                                           Secretary (since February 1997) and Director (since
                                                                           July 1998) of the Investment Manager and Morgan
                                                                           Stanley Services; Vice President of the Retail Funds;
                                                                           Assistant Secretary of Morgan Stanley DW; Vice
                                                                           President of the Institutional Funds (since July
                                                                           2003); Managing Director, Secretary and Director of
                                                                           the Distributor; previously Secretary (February
                                                                           1997-July 2003) and General Counsel (February
                                                                           1997-April 2004) of the Retail Funds; Vice President
                                                                           and Assistant General Counsel of the Investment
                                                                           Manager and Morgan Stanley Services (February
                                                                           1997-December 2001).

Amy R. Doberman (42)           Vice President        Since July 2004       Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                                Management; Managing Director of Morgan Stanley
New York, NY                                                               Investment Management Inc. and the Investment Manager,
                                                                           Vice President of the Institutional and Retail Funds
                                                                           (since July 2004); previously, Managing Director and
                                                                           General Counsel - Americas, UBS Global Asset Management
                                                                           (July 2000 - July 2004) and General Counsel, Aeltus
                                                                           Investment Management, Inc. (January 1997 - July
                                                                           2000).

Carsten Otto (41)              Chief                 Since October         Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas    Compliance            2004                  Morgan Stanley Investment Management (since October
New York, NY 10020             Officer                                     2004); Executive Director of the Investment Adviser
                                                                           and Morgan Stanley Investment Management Inc.;
                                                                           formerly Assistant Secretary and Assistant General
                                                                           Counsel of the Morgan Stanley Retail Funds.

                                                           TERM OF
                                   POSITION(S)           OFFICE AND
  NAME, AGE AND ADDRESS OF          HELD WITH             LENGTH OF
     EXECUTIVE OFFICER              REGISTRANT           TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------   -------------------   -------------------   ------------------------------------------------------
Stefanie V. Chang (37)         Vice President        Since July 2003       Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                Incorporated, Morgan Stanley Investment Management
New York, NY                                                               Inc., and the Investment Manager; Vice President of
                                                                           the Institutional Funds (since December 1997) and the
                                                                           Retail Funds (since July 2003); formerly practiced law
                                                                           with the New York law firm of Rogers & Wells (now
                                                                           Clifford Chance US LLP).

Francis J. Smith (39)          Treasurer and         Treasurer since       Executive Director of the Investment Manager and
c/o Morgan Stanley Trust       Chief Financial       July 2003 and         Morgan Stanley Services (since December 2001);
Harborside Financial Center,   Officer               Chief Financial       previously, Vice President of the Retail Funds
Plaza Two,                                           Officer since         (September 2002-July 2003), and Vice President of the
Jersey City, NJ                                      September 2002        Investment Manager and Morgan Stanley Services (August
                                                                           2000-November 2001) and Senior Manager at
                                                                           PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (58)          Vice President        Since July 2003       Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                                   Treasurer of the Investment Manager, the Distributor
Harborside Financial Center,                                               and Morgan Stanley Services; previously Treasurer of
Plaza Two,                                                                 the Retail Funds (April 1989-July 2003); formerly
Jersey City, NJ                                                            First Vice President of the Investment Manager, the
                                                                           Distributor and Morgan Stanley Services.

Mary E. Mullin (37)            Secretary             Since July 2003       Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                Incorporated, Morgan Stanley Investment Management
New York, NY                                                               Inc. and the Investment Manager; Secretary of the
                                                                           Institutional Funds (since June 1999) and the Retail
                                                                           Funds (since July 2003); formerly practiced law with
                                                                           the New York law firms of McDermott, Will & Emery and
                                                                           Skadden, Arps, Slate, Meagher & Flom LLP.

----------------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board
Mitchell M. Merin
President
Ronald E. Robison
Executive Vice President and Principal Executive Officer
Joseph J. McAlinden
Vice President
Barry Fink
Vice President
Amy R. Doberman
Vice President
Carsten Otto
Chief Compliance Officer
Stefanie V. Chang
Vice President
Francis J. Smith
Treasurer and Chief Financial Officer
Thomas F. Caloia
Vice President
Mary E. Mullin
Secretary

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2004 Morgan Stanley

[MORGAN STANLEY  LOGO]

37908RPT-RA04-00909P-Y10/04

[GRAPHIC]
                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                            EUROPEAN EQUITY FUND
                                                        (FORMERLY MORGAN STANLEY
                                                           EUROPEAN GROWTH FUND)


                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 2004


[MORGAN STANLEY  LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund":

         "Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.


Item 3.  Audit Committee Financial Expert.

The Fund 's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

          2004

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES                                    $      39,015         N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                       $         452(2)      $         5,067,400(2)
                   TAX FEES                                 $       6,084(3)      $           545,053(4)
                   ALL OTHER FEES                           $           -         $                 -
              TOTAL NON-AUDIT FEES                          $       6,536         $         5,612,453

              TOTAL                                         $      45,551         $         5,612,453

          2003

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES                                    $      36,919         N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                       $         684(2)      $         1,086,576(2)
                   TAX FEES                                 $       5,936(3)      $           252,500(4)
                   ALL OTHER FEES                           $           -         $                 -(5)
              TOTAL NON-AUDIT FEES                          $       6,620         $         1,339,076

              TOTAL                                         $      43,539         $         1,339,076

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
              (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         MORGAN STANLEY RETAIL FUNDS
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         MORGAN STANLEY INSTITUTIONAL FUNDS
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)      Not applicable.

(g)      See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

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Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004